Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and social security costs	£ 3,846	£ 3,819		£ 3,651
Pensions and other retirement benefit schemes (note 12)	527	526		355
Restructuring and other staff costs	334	327		487
Staff costs:	4,707	4,672		4,493
Premises and equipment costs	503	454		449
Depreciation and amortisation	3,477	3,426		2,905
UK bank levy	130	147		150
Regulatory and legal provisions (note 28)	968	899		675
Other	2,786	2,594		2,720
Operating expenses before adjustment for:	12,571	12,192		11,392
Amounts attributable to the acquisition of insurance and participating investment contracts	(191)	(182)		(183)
Amounts reported within insurance service expenses	(414)	(409)		(386)
Total operating expenses	11,966	11,601	[1]	10,823	[1]
Social security contributions	454	428		371
Gain loss on sale of leased assets net operating leases	10	59		93
Premises
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment including right-of-use assets	101	96		110
Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment including right-of-use assets	349	400		388
Operating lease assets
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment including right-of-use assets	1,470	1,410		1,070
Right-of-use assets (note 25)
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment including right-of-use assets	£ 182	£ 198		£ 209

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.